EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JANUARY 5, 2021 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference. You may obtain a copy of the Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding a reduction to the fee rates payable by the Portfolios of the Trust for administrative services.

Effective January 1, 2021, the section of the Prospectus entitled “Administrative Fees” is amended by adding the following information after the table that follows the second paragraph of the section:

Effective January 1, 2021, the table below shows the asset-based administration fee rates for the Single-Advised Portfolios (based on aggregate average daily net assets of the Portfolios):

0.100% of the first $30 billion;
0.0975% of the next $10 billion;
0.0950% of the next $5 billion; and
0.0775% thereafter

Effective January 1, 2021, the section of the Prospectus entitled “Administrative Fees” is amended by adding the following information after the table that follows the third paragraph of the section:

Effective January 1, 2021, the table below shows the asset-based administration fee rates based on aggregate average daily net assets of these Portfolios:

0.140% of the first $60 billion;
0.110% of the next $20 billion;
0.0875% of the next $20 billion; and
0.0775% thereafter

Effective January 1, 2021, the section of the SAI entitled “The Administrator” is amended by adding the following information after the table in the first bullet point:

Effective January 1, 2021, the table below shows the asset-based administration fee rates for these Portfolios based on the Portfolios’ aggregate average daily net assets:

0.100% of the first $30 billion;
0.0975% of the next $10 billion;
0.0950% of the next $5 billion; and
0.0775% thereafter

Effective January 1, 2021, the section of the SAI entitled “The Administrator” is amended by adding the following information after the table in the second bullet point:

Effective January 1, 2021, the table below shows the asset-based administration fee rates for these Portfolios based on the Portfolios’ aggregate average daily net assets:

0.140% of the first $60 billion;
0.110% of the next $20 billion;
0.0875% of the next $20 billion; and
0.0775% thereafter